Hilton BDC Corporate Bond ETF
Schedule of Investments
January 31, 2026 (Unaudited)

CORPORATE BONDS - 98.8%	Principal	Value
Investment Companies - 97.2% (a)
Apollo Debt Solutions BDC
6.90%, 04/13/2029	$1,576,000	$1,645,162
5.88%, 08/30/2030	778,000	784,412
6.70%, 07/29/2031	1,573,000	1,641,166
6.55%, 03/15/2032	785,000	810,422
Ares Capital Corp.
2.15%, 07/15/2026	1,095,000	1,084,744
7.00%, 01/15/2027	981,000	1,007,228
2.88%, 06/15/2027	545,000	535,234
2.88%, 06/15/2028	1,363,000	1,308,664
5.88%, 03/01/2029	1,094,000	1,123,039
5.95%, 07/15/2029	932,000	958,072
5.50%, 09/01/2030	819,000	823,858
5.10%, 01/15/2031	711,000	698,868
3.20%, 11/15/2031	765,000	678,896
5.80%, 03/08/2032	1,093,000	1,099,696
Ares Strategic Income Fund
5.70%, 03/15/2028	1,499,000	1,519,508
5.45%, 09/09/2028 (b)	903,000	910,818
4.85%, 01/15/2029 (b)	904,000	894,569
6.35%, 08/15/2029	1,049,000	1,081,102
5.60%, 02/15/2030	1,127,000	1,128,288
5.80%, 09/09/2030 (b)	752,000	754,833
5.15%, 01/15/2031 (b)	750,000	730,466
6.20%, 03/21/2032	1,126,000	1,143,688
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/2026	483,000	481,753
2.55%, 10/13/2026	498,000	491,647
5.95%, 03/15/2030	562,000	561,431
Barings BDC, Inc.
3.30%, 11/23/2026	533,000	526,823
5.20%, 09/15/2028	492,000	490,412
7.00%, 02/15/2029	483,000	499,343
Barings Private Credit Corp., 6.15%, 06/11/2030 (b)	632,000	628,968
BlackRock TCP Capital Corp.
2.85%, 02/09/2026	523,000	522,670
6.95%, 05/30/2029	525,000	520,718
Blackstone Private Credit Fund
2.63%, 12/15/2026	1,584,000	1,560,007
3.25%, 03/15/2027	1,260,000	1,241,179
4.95%, 09/26/2027	479,000	481,631
7.30%, 11/27/2028	808,000	854,912
4.00%, 01/15/2029	800,000	777,013
5.95%, 07/16/2029	614,000	624,506
5.60%, 11/22/2029	483,000	486,141
5.25%, 04/01/2030	483,000	477,284
5.05%, 09/10/2030	616,000	603,514
6.25%, 01/25/2031	608,000	619,529
6.00%, 01/29/2032	1,267,000	1,273,364
6.00%, 11/22/2034	1,003,000	997,535
Blackstone Secured Lending Fund
2.75%, 09/16/2026	1,047,000	1,036,711
2.13%, 02/15/2027	930,000	908,665
5.88%, 11/15/2027	602,000	614,488
5.35%, 04/13/2028	1,047,000	1,056,414
2.85%, 09/30/2028	958,000	907,110
5.30%, 06/30/2030	751,000	745,392
5.13%, 01/31/2031	750,000	734,409
Blue Owl Capital Corp.
3.40%, 07/15/2026	1,501,000	1,492,998
2.63%, 01/15/2027	749,000	734,734
3.13%, 04/13/2027	507,000	496,754
2.88%, 06/11/2028	1,277,000	1,210,647
5.95%, 03/15/2029	1,501,000	1,517,813
6.20%, 07/15/2030	749,000	755,961
Blue Owl Capital Corp. II, 8.45%, 11/15/2026	551,000	564,367
Blue Owl Credit Income Corp.
3.13%, 09/23/2026	496,000	491,388
4.70%, 02/08/2027	700,000	699,291
7.75%, 09/16/2027	846,000	880,149
5.90%, 05/23/2028 (b)	560,000	569,083
7.95%, 06/13/2028	922,000	975,303
7.75%, 01/15/2029	778,000	824,854
6.60%, 09/15/2029	1,271,000	1,308,426
5.80%, 03/15/2030	1,416,000	1,405,398
6.65%, 03/15/2031	1,064,000	1,089,254
Blue Owl Technology Finance Corp.
3.75%, 06/17/2026 (b)	610,000	607,261
2.50%, 01/15/2027	474,000	463,340
6.10%, 03/15/2028	1,056,000	1,072,329
6.75%, 04/04/2029	1,125,000	1,154,704
Capital Southwest Corp., 5.95%, 09/18/2030	552,000	552,607
Carlyle Secured Lending, Inc.
6.75%, 02/18/2030	490,000	502,641
5.75%, 02/15/2031	488,000	480,079
Franklin BSP Capital Corp.
7.20%, 06/15/2029	642,000	665,532
6.00%, 10/02/2030 (b)	498,000	489,542
FS KKR Capital Corp.
2.63%, 01/15/2027	510,000	498,152
3.25%, 07/15/2027	616,000	596,690
3.13%, 10/12/2028	926,000	854,978
7.88%, 01/15/2029	497,000	514,436
6.88%, 08/15/2029	762,000	767,864
6.13%, 01/15/2030	884,000	862,914
Goldman Sachs BDC, Inc.
6.38%, 03/11/2027	648,000	661,202
5.65%, 09/09/2030	651,000	649,414
Goldman Sachs Private Credit Corp.
5.88%, 05/06/2028 (b)	635,000	647,568
5.38%, 01/31/2029 (b)	636,000	637,119
6.25%, 05/06/2030 (b)	980,000	999,730
Golub Capital BDC, Inc.
2.50%, 08/24/2026	967,000	956,194
2.05%, 02/15/2027	576,000	561,701
7.05%, 12/05/2028	1,111,000	1,169,819
6.00%, 07/15/2029	1,212,000	1,240,676
Golub Capital Private Credit Fund
5.45%, 08/15/2028 (b)	811,000	816,710
5.80%, 09/12/2029	817,000	829,094
5.88%, 05/01/2030	795,000	804,712
HPS Corporate Lending Fund
5.30%, 06/05/2027 (b)	455,000	457,602
5.45%, 01/14/2028	897,000	905,684
4.90%, 09/11/2028 (b)	681,000	677,274
6.75%, 01/30/2029	629,000	656,026
6.25%, 09/30/2029	468,000	482,199
5.85%, 06/05/2030 (b)	591,000	595,738
5.45%, 11/15/2030 (b)	582,000	575,752
5.95%, 04/14/2032	595,000	599,061
Main Street Capital Corp.
3.00%, 07/14/2026	812,000	806,196
6.50%, 06/04/2027	652,000	665,722
5.40%, 08/15/2028	551,000	554,552
6.95%, 03/01/2029	551,000	575,929
Morgan Stanley Direct Lending Fund
4.50%, 02/11/2027	589,000	588,483
6.15%, 05/17/2029	557,000	575,121
6.00%, 05/19/2030	561,000	571,386
MSD Investment Corp., 6.25%, 05/31/2030 (b)	816,000	817,579
New Mountain Finance Corp.
6.20%, 10/15/2027	484,000	490,092
6.88%, 02/01/2029	494,000	503,761
North Haven Private Income Fund LLC
5.13%, 09/25/2028 (b)	498,000	496,686
5.75%, 02/01/2030	489,000	487,242
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/2030	498,000	510,881
Oaktree Specialty Lending Corp.
2.70%, 01/15/2027	551,000	539,727
7.10%, 02/15/2029	477,000	492,983
6.34%, 02/27/2030	473,000	471,627
Oaktree Strategic Credit Fund
8.40%, 11/14/2028	560,000	603,899
6.50%, 07/23/2029	650,000	669,146
6.19%, 07/15/2030 (b)	647,000	642,964
Prospect Capital Corp.
3.36%, 11/15/2026	485,000	474,649
3.44%, 10/15/2028	450,000	400,487
Sixth Street Lending Partners
6.50%, 03/11/2029	1,199,000	1,245,240
5.75%, 01/15/2030	970,000	981,296
6.13%, 07/15/2030	1,202,000	1,229,650
		98,504,364

Private Equity - 1.6%
Hercules Capital, Inc.
2.63%, 09/16/2026	530,000	523,569
3.38%, 01/20/2027	551,000	544,280
6.00%, 06/16/2030	552,000	558,593
		1,626,442
TOTAL CORPORATE BONDS (Cost $100,207,205)		100,130,806

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%	Shares
First American Government Obligations Fund - Class X, 3.61% (c)	537,660	537,660
TOTAL MONEY MARKET FUNDS (Cost $537,660)		537,660

TOTAL INVESTMENTS - 99.3% (Cost $100,744,865)		100,668,466
Other Assets in Excess of Liabilities - 0.7%		698,721
TOTAL NET ASSETS - 100.0%		$101,367,187

Percentages are stated as a percent of net assets.

BDC – Business Development Company
LLC - Limited Liability Company

(a)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2026, the value of these securities total $12,950,262 or 12.8% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Hilton BDC Corporate Bond ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$100,130,806	$–	$100,130,806
Money Market Funds	537,660	–	–	537,660
Total Investments	$537,660	$100,130,806	$–	$100,668,466

Refer to the Schedule of Investments for further disaggregation of investment categories.